Property, Equipment, and Other Fixed Assets - Schedule of Property, Equipment, and Other Fixed Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	$ 4,232,205	$ 3,859,627	$ 3,037,920
Accumulated depreciation	(1,602,922)	(1,383,664)	(748,197)
Total property, plant and equipment, net	2,629,283	2,475,963	2,289,723
Internally-developed software [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	1,360,803	988,225	691,745
Furniture [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	384,368	384,368	126,007
Equipment and vehicles [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	2,477,034	2,477,034	2,220,168
Leasehold improvements [Member]
Schedule of Property, Equipment, and Other Fixed Assets [Line Items]
Property and equipment	$ 10,000	$ 10,000